Inventories - Narratives (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Inventory Current
Reversal of inventory write-down	$ 0
Raw materials	1,713,000,000	$ 1,776,000,000
Finished Goods
Inventory Current
Accumulated adjustments to net realizable value	12,000,000	8,000,000
Raw material
Inventory Current
Accumulated adjustments to net realizable value	0	1,000,000
Supplies
Inventory Current
Accumulated adjustments to net realizable value	$ 0	$ 0